TOMORROW FUNDS
                                RETIREMENT TRUST


                         A LIFECYCLE RETIREMENT PROGRAM







                                 ANNUAL REPORT

                               DECEMBER 31, 1999




                       TOMORROW LONG-TERM RETIREMENT FUND

                      TOMORROW MEDIUM-TERM RETIREMENT FUND

                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST

TABLE OF CONTENTS



Average Annual Total Returns ..............................................    2

Ten Largest Holdings ......................................................    4

Schedules of Investments:
     Tomorrow Long-Term Retirement Fund ...................................    5
     Tomorrow Medium-Term Retirement Fund .................................    9
     Tomorrow Short-Term Retirement Fund ..................................   13

Statements of Assets and Liabilities ......................................   16

Statements of Operations ..................................................   17

Statements of Changes in Net Assets .......................................   18

Notes to Financial Statements .............................................   19

Financial Highlights ......................................................   26

Independent Auditors' Report ..............................................   28

TOMORROW FUNDS RETIREMENT TRUST

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999



The Funds experienced a difficult year primarily due to the performance of the equity portion of the portfolios.

We have observed two trends in the market that hampered the WPG Quantitative Equity model during 1999, particularly in the first and fourth quarters. The first, negative or perverse return to value, deals with a contradiction to widely held beliefs about stock valuation. Traditional measures of favorable stock valuation such as low Price to Earnings ratios have not just failed to predict positive relative return but have actually been predictive of negative relative returns. The second trend, narrow markets, has also hampered Quantitative Equity model performance. During the fourth quarter most of the index returns in the large and mid cap segments of the market have been concentrated in a very few of the larger and mostly technology stocks in the index. Missing just a few of these names in stock selection means certain underperformance. For example, the top 10 names in terms of contribution to S&P500 and S&P Mid Cap index returns for the year accounted for almost half and almost three quarters respectively of the total return to those indexes.

It is our expectation that these trends are temporary and the historical relationships that our model is based upon will return. We believe earnings and the price paid for those earnings will again be important to investors causing the markets to broaden and valuation to again be predictive.



[GRAPH DEPICTED HERE]

Graph depicted here shows the growth comparison of the Tomorrow Long-Term Funds from the period March 1996 through December 31, 1999 as compared to the Long Term Benchmark ( 45% S&P 500 Index, 15% S&P 400 Index, 15% Russell 2000 Index, 20% Lehman Gov't Corp. Index, 5% EAFE Index.)

Tomorrow L/T Fund
(Advisor Class)
                    L/T Fund    L/T Benchmark
                        $              $
                     ------         -------
  03/07/96           10,000          10,000

   6/30/96           10,309          10,339

   9/30/96           10,372          10,549

  12/31/96           10,977          11,154

   3/31/97           10,850          11,041

   6/30/97           12,266          12,541

   9/30/97           13,320          13,793

  12/31/97           13,668          11,154

   3/31/98           14,832          12,321

   6/30/98           14,831          12,451

   9/30/98           13,735          11,288

  12/31/98           15,796          13,218

   3/31/99           15,447          13,254

   6/30/99           16,643          14,244

   9/30/99           15,949          13,571

  12/31/99           17,296          15,299


--------------------------------------------------------------------------------
                                        ONE        FROM
                                        YEAR       INCEPTION*
                                        ----       ----------
Tomorrow Long-Term Institutional       10.07%      15.93%
Tomorrow Long-Term Adviser              9.53%      15.24%
Benchmark (a)                          15.74%      18.35%

(a) 45% S&P 500 Index, 15% S&P 400 Index, 15% Russell 2000 Index, 20% Lehman Gov't Corp. Index, 5% EAFE Index
--------------------------------------------------------------------------------


[GRAPH DEPICTED HERE]

Graph depicted here shows the growth comparison of the Tomorrow Medium-Term Funds from the period March 1996 through December 31, 1999 as compared to the Long Term Benchmark (40% S&P 500 Index, 40% Lehman Gov't Corp. Index, 10% S&P 400 Index, 5% Russell 2000 Index, 5% EAFE Index.)

Tomorrow M/T Fund
(Advisor Class)
                     M/T Fund       M/T Benchmark
                       $                $
                     ------          -------
   3/7/96            $10,000         $10,000

  6/30/96            $10,228         $10,302

  9/30/96            $10,362         $10,527

 12/31/96            $10,919         $11,120

  3/31/97            $10,757         $11,079

  6/30/97            $11,880         $12,457

  9/30/97            $12,758         $13,486

 12/31/97            $12,989         $13,756

  3/31/98            $13,986         $14,921

  6/30/98            $14,162         $15,217

  9/30/98            $13,501         $14,444

 12/31/98            $15,058         $16,308

  3/31/99            $14,793         $16,416

  6/30/99            $15,445         $17,178

  9/30/99            $14,886         $16,618

 12/31/99            $15,708         $18,132


--------------------------------------------------------------------------------
                                        ONE        FROM
                                        YEAR       INCEPTION*
                                        ----       ----------
Tomorrow Medium-Term Institutional      4.77%      13.00%
Tomorrow Medium-Term Adviser            4.32%      12.47%
Benchmark (a)                          11.19%      16.65%

(a) 40% S&P 500 Index, 40% Lehman Gov't Corp. Index, 10% S&P 400 Index, 5% Russell 2000 Index, 5% EAFE Index
--------------------------------------------------------------------------------




[GRAPH DEPICTED HERE]

Graph depicted here shows the growth comparison of the Tomorrow Short-Term Funds from the period March 1996 through December 31, 1999 as compared to the Long Term Benchmark (65% Lehman Gov't Corp. Index, 35% S&P 500 Index.)


Tomorrow S/T Fund

                    S/T Fund         S/T Benchmark
                      $                   $
                    ------              -------
    3/7/96          $10,000             $10,000

   6/30/96          $10,213             $10,280

   9/30/96          $10,366             $10,523

  12/31/96          $10,918             $11,123

   3/31/97          $10,822             $11,132

   6/30/97          $11,883             $12,406

   9/30/97          $12,612             $13,308

  12/31/97          $12,936             $13,724

   3/31/98          $13,651             $14,519

   6/30/98          $13,849             $14,937

   9/30/98          $13,676             $14,912

  12/31/98          $14,516             $15,993

   3/31/99          $14,516             $16,146

   6/30/99          $14,751             $16,427

   9/30/99          $14,475             $16,122

  12/31/99          $14,824             $16,894

--------------------------------------------------------------------------------
                                        ONE        FROM
                                        YEAR       INCEPTION*
                                        ----       ----------
Tomorrow Short-Term Institutional       2.40%      11.07%
Tomorrow Short-Term Adviser.            2.12%      10.68%
Benchmark (a).                          5.62%      14.46%

(a) 65% Lehman Gov't Corp. Index, 35% S&P 500 Index
--------------------------------------------------------------------------------

NOTE:
* Inception of Fund: Adviser Shares and Benchmark 3/7/96, Institutional Shares 4/2/96.

TOMORROW FUNDS RETIREMENT TRUST

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999


Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and their indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S&P 500 Stock Index and the S&P 400 MidCap Stock Index are each broad based measurements of changes in stock market conditions based on the average performance of 500 and 400, respectively, widely held common stocks. The Russell 2000 Index is a measurement of changes in stock market conditions based on the average performance of 2,000 small capitalization companies. The Lehman Government Corporate Index is a market weighted blend of all U.S. Government securities and all U.S. Corporate securities. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East.


TOMORROW FUNDS RETIREMENT TRUST

TEN LARGEST HOLDINGS AT DECEMBER 31, 1999

                                                             MARKET        PERCENT
LONG-TERM TOMORROW FUND                                      VALUE         OF FUND
-----------------------                                      -----         -------

UST-Note 6.125% Due 12/31/01 ........................     $   798,248         7.9%
BT EAFE Equity Index Fund ...........................         561,321         5.5%
UST-Note 6.125% Due 8/15/07 .........................         360,750         3.6%
Microsoft Corp. .....................................         274,363         2.7%
General Electric Corp. ..............................         189,568         1.9%
Cisco Systems .......................................         187,469         1.9%
UST-Note 5.500% Due 5/15/09 .........................         149,075         1.5%
UST-Note 5.625% Due 5/15/08 .........................         136,390         1.3%
UST-Note 5.250% Due 11/25/28 ........................         135,919         1.3%
Wal Mart Stores Inc. ................................         119,241         1.2%
                                                          -----------        ----
                                                          $ 2,912,344        28.8%
                                                          ===========        ====

MEDIUM-TERM TOMORROW FUND
-------------------------
UST-Note 6.125% Due 12/31/01 ........................     $ 1,855,927        11.3%
UST-Note 5.625% Due 5/15/08 .........................       1,124,041         6.9%
BT EAFE Equity Index Fund ...........................         860,220         5.2%
Microsoft Corp. .....................................         408,625         2.5%
General Electric ....................................         317,238         1.9%
Cisco Systems .......................................         305,306         1.9%
Wal Mart Stores Inc. ................................         197,006         1.2%
GMAC 5.375% Due 9/30/02 .............................         191,552         1.2%
Intel Corp. .........................................         187,261         1.1%
Time Warner 9.125% Due 1/15/13 ......................         186,277         1.1%
                                                          -----------        ----
                                                          $ 5,633,453        34.3%
                                                          ===========        ====

SHORT-TERM TOMORROW FUND
------------------------
UST-Bond 5.625% Due 5/15/08 .........................     $ 4,373,883        13.8%
UST-Note 6.125% Due 12/31/01 ........................       2,055,489         6.5%
Salomon Inc. 7.300% Due 5/15/02 .....................         862,606         2.7%
Microsoft Corp. .....................................         659,638         2.1%
Barclays Bank Plc Yankee 7.400% Due 12/15/09 ........         564,138         1.8%
Commercial Credit 8.250% Due 11/1/01 ................         520,985         1.6%
Ford Motor Credit 6.570% Due 3/19/01 ................         518,336         1.6%
Ford Motor Credit 7.375% Due 10/28/09 ...............         518,306         1.6%
Norwest Financial 5.375% 9/30/03 ....................         518,199         1.6%
Fortune Brands Inc. 7.125% Due 11/1/04 ..............         517,124         1.6%
                                                          -----------        ----
                                                          $11,108,704        34.9%
                                                          ===========        ====



Page 4


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999


NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----

                TOMORROW LONG-TERM RETIREMENT FUND

                COMMON STOCKS (71.3%)
                BASIC MATERIALS (3.3%)
    850         AK Steel Holding Corp. .........................         $16,044
    425         Aptargroup Inc. ................................          10,678
  1,550         Boise Cascade Group ............................          62,775
  1,825        +Cytec Industries Inc. ..........................          42,203
    350         Eastman Kodak Co. ..............................          23,188
    750         Fortune Brands .................................          24,797
    525         Georgia Pacific Corp. ..........................          26,644
    650         Glatfelter (PH) Co. ............................           9,466
    150         Ferro Corp. ....................................           3,300
    550         Imco Recycling Inc. ............................           6,944
  1,200         Intermet Corp. .................................          13,950
    375         Lilly Industries Inc. - Cl A ...................           5,039
    350         Lubrizol Corp. .................................          10,806
    350         MacDermid Inc. .................................          14,372
    370         Nashua Corp. ...................................           2,775
    700         Pope & Talbot Inc. .............................          11,200
    180         Quanex Corp. ...................................           4,590
    550         Ryerson Tull Inc. ..............................          10,690
  1,100         Sherwin - Williams Co. .........................          23,100
    550         Solutia, Inc. ..................................           8,490
                                                                         -------
                                                                         331,051
                                                                         -------

                COMMERCIAL SERVICES (1.3%)
    425         ABM Industries Inc. ............................           8,659
    950        +Billing Concepts Corp. .........................           6,175
    650         Comdisco Inc. ..................................          24,213
    200        +GTech Holding Corp. ............................           4,400
  1,880         True North Communications ......................          84,013
                                                                         -------
                                                                         127,460
                                                                         -------
                CONSUMER CYCLICALS (6.3%)
    250         Abercrombie & Fitch Co. ........................           6,672
    350         Applied Power Inc. .............................          12,862
    200         Arvin Industries Inc. ..........................           5,675
    500         BJ's Wholesale Club Inc. .......................          18,250
    270        +Champion Enterprises Inc. ......................           2,312
    350        +Convergys Corp. ................................          10,762
    550         Dayton Hudson Corp. ............................          40,391
    650        +Dress Barn Inc. ................................          10,806
    180         Federal Realty Investors Trust .................           3,386
    750        +Federated Department Store .....................          37,922
    350        +Footstar Inc. ..................................          10,675
  1,400         Ford Motor Co. .................................          74,813
    100         Franchise Finance Corp. ........................
                of America .....................................           2,394
    225         General Growth Properties ......................           6,300
    675         Glenborough Realty .............................           9,028
    200         Highwood Properties ............................           4,650
    640        +Insituform Technologies - Cl A .................          18,080
    180         Kellwood Co. ...................................           3,499
    100         Liberty Property Trust .........................           2,425


    100         Mack-Cali Realty Corp. .........................         $ 2,606
    600         Mascotech Inc. .................................           7,613
    350        +The Men's Warehouse ............................          10,281
    675         Meritor Automotive .............................          13,078
  1,160        +Morrison Knudson Co. ...........................           9,063
    180        +Nautica Enterprises Inc. .......................           2,036
    360         Osh Kosh B'Gosh - Cl A .........................           7,583
  1,075         Pier 1 Imports Inc. ............................           6,853
    600         Ross Stores ....................................          10,763
    270         Ryland Group Inc. ..............................           6,227
  1,050         Shaw Industries Inc. ...........................          16,209
    460        +Southern Energy Homes ..........................           1,078
    100         Storage USA ....................................           3,025
    150         Tiffany & Company ..............................          13,387
    950        +Toys R Us .....................................          13,597
    225         USG Corp. ......................................          10,603
    200         Wabash National Corp. ..........................           3,000
  1,725         Wal Mart Stores Inc. ...........................         119,241
    400         Warnaco Group Cl A .............................           4,925
    200        +Williams Sonoma Inc. ...........................           9,200
    550         Winnebago Industries ...........................          11,034
    600         Young & Rubicam Inc. ...........................          42,450
    650         Zale Corp. .....................................          31,444
                                                                         -------
                                                                         636,198
                                                                         -------
                CONSUMER NON-CYCLICALS (3.7%)
    500         Anheuser - Busch Co. ...........................          35,438
    500         Best Foods .....................................          26,281
    500         Casey's General Store ..........................           5,219
    180         Dimon Inc. .....................................             585
  1,000         General Mills Inc. .............................          35,750
    350         Hormel Foods Corp. .............................          14,219
    400         Interstate Bakeries Corp. ......................           7,250
    250         Lancaster Colony ...............................           8,281
    200         Libbey Inc. ....................................           5,750
    800         Philip Morris Companies Inc. ...................          18,550
    600         Proctor & Gamble Co. ...........................          65,737
    625        +Quaker Oats ....................................          41,016
    475        +Ralcorp Holding Inc. ...........................           9,470
    850         Sara Lee Corp. .................................          18,753
    350        +Smithfield Foods Inc. ..........................           8,400
    300        +Suiza Foods Corp. ..............................          11,888
  2,604         Supervalu Inc. .................................          52,080
    325         Tupperware Corporation .........................           5,505
      2        +WLR Foods Inc ..................................              11
                                                                         -------
                                                                         370,183
                                                                         -------

                CONSUMER SERVICES (3.8%)
    350         Adaptive Broadband Corp. .......................          25,834
    700         Arctic Cat Inc. ................................           7,000
    350        +Brinker International Inc. .....................           8,400
  1,500         Brunswick Corp. ................................          33,375
    270        +Carmike Cinemas Inc. - Cl A ....................           2,109





                       See Notes to Financial Statements


                                                                          Page 5




TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999


NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----
  1,950         Darden Restaurants Inc. ........................         $35,344
    360        +Devry Inc. .....................................           6,705
  1,000         Donnelley RR & Sons ............................          24,812
    200         Harley Davidson Inc. ...........................          12,812
    975        +Harrah's Entertainment Inc. ....................          25,777
  1,900         Jack in the Box Inc. ...........................          39,306
    325        +Mandalay Resort Group ..........................           6,541
    640         New England Business Service ...................          15,640
    550        +Park Place Entertainment Corp. .................           6,875
    200         Polaris Industries .............................           7,250
    250        +Readers Digest Association Inc. ................           7,313
  1,100         Reynolds & Reynolds ............................          24,750
    650         Time Warner Inc. ...............................          47,084
    175        +Univision Communications Inc. ..................          17,882
    950         Viad Corp. .....................................          26,481
                                                                         -------
                                                                         381,290
                                                                         -------

                ENERGY (3.7%)
    300        +BJ Services Co. ................................          12,544
    200        +Barrett Resources Corp. ........................           5,887
    900         Coastal Corp. ..................................          31,894
    600         Exxon Mobil Corp. ..............................          48,338
     77         Friede Goldman Halter Inc ......................             534
    350         Murphy Oil Corp. ...............................          20,081
    180        +New Field Exploration Co. ......................           4,815
    575         Noble Drilling Corp. ...........................          18,831
  1,650         Occidental Petroleum Corp. .....................          35,681
    920        +Oceaneering International Inc. .................          13,743
  1,550         Royal Dutch Petroleum ADR ......................          93,678
  1,500        +Santa Fe Snyder Corp. ..........................          12,000
    325         Tosco Corporation ..............................           8,836
    925        +Transocean Sedco Forex Inc. ....................          31,161
  1,625         USX - Marathon Group ...........................          40,117
                                                                         -------
                                                                         378,140
                                                                         -------

                FINANCE (8.8%)
    625         AMBAC Financial Group Inc. .....................          32,617
    593         American International Group ...................          64,118
    200        +Amresco Inc. ..................................              281
    325         Amsouth Bancorportion ..........................           6,277
     90         Astoria Financial Corp. ........................           2,739
      8         BSB Bancorp Inc. ...............................             154
    450         BankNorth Group Inc. ...........................          12,037
    315         Bear Stearns Cos. Inc. .........................          13,466
    100         Centura Banks Inc. .............................           4,412
    178         Charter One Financial ..........................           3,404
    400         Chase Manhattan Corp. ..........................          31,075
  1,750         Citigroup Inc. .................................          97,234
    650         Comerica Inc. ..................................          30,347
    135         Commercial Federal Corp. .......................           2,405
    500         Compass Bancshares Inc. ........................          11,156
    200         Cullen/Frost Bankers Inc. ......................           5,150
    156        +Delphi Financial Group ........................            4,680


    875         Dime Bancorp Inc. ..............................         $13,234
    750         Federal National Mortgage Corp. ................          46,828
    100         Felcor Lodging Trust ...........................           1,750
    335         Fidelity National Financial Inc. ...............           4,816
    200         Finova Group Inc. ..............................           7,100
    400         First American Financial .......................           4,975
    425         FirstMerit Corp. ...............................           9,775
  1,000         First Union Corp. ..............................          32,812
    950         Fleet Boston Financial Group Inc. ..............          33,072
     99        +Frontier Insurance Group Inc. ..................             340
    100         Health Care Property Investors .................           2,388
    270         Hilb, Rogal & Hamilton Co. .....................           7,628
    900         Household International Inc. ...................          33,525
    360         Hudson United Bancorp ..........................           9,203
    180         JSB Financial Inc. .............................           9,338
    180         Keystone Financial Inc. ........................           3,791
    325         Legg Mason Inc. ................................          11,781
    300         Lincoln National Corp. Ltd. ....................          12,000
    275         MAF Bancorp ....................................           5,758
    275         Marshall & Ilsley Corp. ........................          17,273
    600         Metris Companies Inc. ..........................          21,413
    300         Morgan Stanley Dean Witter & Co. ...............          42,825
    180         Mutual Risk Management .........................           3,026
    550         National Commerce
                Bancorporation .................................          12,478
    200         Nationwide Financial Services ..................           5,588
    700         North Fork Bancorp .............................          12,250
      2         One Valley Bancorp Inc. ........................              61
    775         The PMI Group Inc. .............................          37,830
    925         PNC Bank .......................................          41,163
    550         Paine Webber Group Inc. ........................          21,347
    275         T. Rowe Price Associates Inc. ..................          10,158
    300         Provident Financial Group ......................          10,763
    100         Radian Group Inc. ..............................           4,775
    500         Raymond James Financial ........................           9,344
    750         Southtrust Corp. ...............................          28,359
    375         TCF Financial Corp. ............................           9,328
    180         Trenwick Group Inc. ............................           3,049
    525         UST Corp. ......................................          16,669
     90         US Trust Corp. .................................           7,217
                                                                         -------
                                                                         886,582
                                                                         -------

                 HEALTH CARE (7.1%)
    270         Advanced Tissue Sciences Inc. ..................             675
    200         Allergen Inc. ..................................           9,950
    650         Alpharma Inc. Cl A .............................          19,987
    400         AmeriSource Health Corp. .......................           6,075
    225         Bard (CR) Inc. .................................          11,925
    300         Baxter International ...........................          18,844
    375         Biogen Inc. ....................................          31,687
  1,450         Bristol-Myers Squibb ...........................          93,072
    550         Cambrex Corp. ..................................          18,941
    625         DENTSPLY International .........................          14,766



                       See Notes to Financial Statements


Page 6






TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----

    200         Express Scripts Inc. - Cl A ....................         $12,800
    425         Ivax Corp. .....................................          10,944
    500         Johnson & Johnson Co. ..........................          46,563
     90         Magellan Health Services Inc. ..................             568
    510         Medimmune Inc. .................................          84,596
    180         Mentor Corp. ...................................           4,646
  1,025         Merck & Co. Inc. ...............................          68,739
    180         Orthodontic Centers of America .................           2,149
    270         Owens & Minor Inc. .............................           2,413
    250        +Pacificare Health Systems - Cl B ...............          13,250
  1,525         Pfizer Inc. ....................................          49,467
    209        +Quintiles Transnational Corp. ..................           3,906
    180         Respironics Inc. ...............................           1,434
    180        +Rural/ Metro Corp. .............................             771
    180         Safeskin Corp. .................................           2,182
    850         Schering Plough Corp. ..........................          35,859
    521         Shire Pharmaceuticals Group -ADR ...............          15,184
    180         Sola International Inc. ........................           2,498
    350         Visx Inc. ......................................          18,113
    950         Warner Lambert Co. .............................          77,841
    625        +Wellpoint Health Networks ......................          41,211
                                                                         -------
                                                                         721,056
                                                                         -------

                INDUSTRIAL (4.1%)
    730         Anixter International Inc. .....................          15,056
  1,425         Belden Inc. ....................................          29,925
    950         CDI Corp. ......................................          22,919
    270         Clarcor Inc. ...................................           4,860
  1,225         General Electric ...............................         189,568
    350         Kennametal Inc. ................................          11,769
    135         Manitowoc Inc. .................................           4,590
    450         Mark IV Industries Inc. ........................           7,959
    275         Minnesota Mining
                  & Manufacturing ..............................          26,916
     90         SPS Technologies Inc. ..........................           2,874
    150         +SPX Corp. .....................................          12,122
    525         Toro Co. .......................................          19,589
  1,650         Tyco International Ltd. ........................          64,144
                                                                         -------
                                                                         412,291
                                                                         -------

                REAL ESTATE INVESTMENT TRUST (0.1%)
    400         Charles Smith Residential ......................          14,150

                TECHNOLOGY (20.5%)
    555         AAR Corp. ......................................           9,955
    550        +ADC Telecommunications Inc. ....................          39,909
    200        +Acxiom Corp. ...................................           4,800
    775        +Adaptec Inc. ...................................          38,653
    225         Adobe Systems Inc. .............................          15,131
    300         Affiliated Computer Services ...................          13,800
  1,150         Altera Corp. ...................................          56,997
    450         American Management Systems ....................          14,119
    300         Applied Materials Inc. .........................          38,006
    200         Aspect Communications Inc. .....................           7,825

    400        +Atmel Corp. ....................................         $11,825
    400        +C-Cube Microsystems Inc. .......................          24,900
    600         Ciber Inc. .....................................          16,500
  1,750        +Cisco Systems ..................................         187,469
    200        +Citrix Systems .................................          24,600
    180         Cognex Corp. ...................................           7,020
    475         Computer Associates
                International Inc. .............................          33,220
    675         Computer Task Group ............................           9,998
  1,800        +Compuware Corp. ................................          67,050
     75         Comverse Technology ............................          10,856
    500         Concord EFS Inc. ...............................          12,875
  1,000         Cypress Semiconductor ..........................          32,375
    350         Dallas Semiconductors ..........................          22,553
    375        +EMC Corp. ......................................          40,969
  1,800         Filenet Corp. ..................................          45,900
  1,275         Gerber Scientific Inc. .........................          27,970
    675        +Integrated Device Technology ...................          19,575
  1,350         Intel Corp. ....................................         111,122
    750         International Business
                Machines Corp. .................................          81,000
    575        +Intervoice - Brite Inc. ........................          13,369
    375        +Intuit .........................................          22,478
    150         Jabil Circuit Inc. .............................          10,950
    875         Johnson Controls ...............................          49,766
    820        +Kemet Corp. ....................................          36,951
    350        +LSI Logic Corp. ................................          23,625
    500        +Lexmark International Group - Cl A .............          45,250
    125        +Litton Industries Inc. .........................           6,234
  1,000         Lucent Technologies ............................          74,813
    460         Microchip Technology Inc. ......................          31,481
  2,350        +Microsoft Corp. ................................         274,363
  1,300        +Midway Games Inc. ..............................          31,119
    325         Novellus Systems Inc. ..........................          39,823
     74         PeopleSoft Inc. ................................           1,583
    100         Precision Castparts Corp. ......................           2,625
    180         Read-Rite Corp. ................................             855
    125         SCI Systems Inc. ...............................          10,273
    180        +S3 Incorporated ................................           2,081
    180         Sanmina Corp. ..................................          17,978
    100         Sterling Software Industry .....................           3,150
    800        +Sun Microsystems Inc. .........................          61,950
    350         Symantec Corp. .................................          20,519
    200         Synopsys Inc. ..................................          13,350
    325         Technitrol Inc. ................................          14,463
    850        +Tellabs Inc. ..................................          54,559
    150         Teradyne Inc. ...................................          9,900
    900         United Technologies ............................          58,500
    425         Veritas Software Corp. .........................          60,828
    325         Vishay International Inc. ......................          10,278
    250         Vitesse Semiconductor Corp. ....................          13,109
    175         Waters Corp. ...................................           9,275
    350         Xircom .........................................          26,250
                                                                       ---------
                                                                       2,078,720
                                                                       ---------



                       See Notes to Financial Statements

                                                                          Page 7





TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----



                TELECOMMUNICATIONS (5.4%)
  1,525         AT&T Corp. .....................................         $77,394
    425         Alltel Corp. ...................................          35,142
  1,300         Bell Atlantic Corp. ............................          80,031
  1,400         BellSouth Corp. ................................          65,537
    450         Centurytel Inc. ................................          21,319
    150        +DST System .....................................          11,447
    225         Dycom Industries ...............................           9,914
    550        +General Communication - Cl A ...................           2,406
    100        +Hispanic Broadcasting Corp. ....................           9,222
  1,275        +MCI Worldcom Inc. ..............................          67,655
    400        +Nextel Communications Inc. .....................          41,250
    625        +Voicestream Wireless Corp. .....................          88,945
    625        +Western Wireless Co. ...........................          41,719
                                                                         -------
                                                                         551,981
                                                                         -------

                TRANSPORTATION (0.6%)
    475        +AMR Corp. ......................................          31,825
    550        +Alaska Air Group ...............................          19,319
    750        +Yellow Corp. ...................................          12,609
                                                                         -------
                                                                          63,753
                                                                         -------
                UTILITIES (2.6%)
  2,100         Allegheny Energy Inc. ..........................          56,569
    200        +Analog Devices Inc. ............................          18,600
    650         Conectiv, Inc. .................................          10,928
  1,275         Eastern Utilities ..............................          38,648
    800         Energy East Corp. ..............................          16,650
    800         FPL Group Inc. .................................          34,250
    225         Florida Progress Co. ...........................           9,520
    500         GPU Inc. .......................................          14,969
    500        +MidAmerican Energy .............................          16,844
    700         Northwest Natural Gas Co. ......................          15,356
    200         Pinnacle West Capital ..........................           6,113
  1,250         Questar Corp. ..................................          18,750
    300         Utilicorp United Inc. ..........................           5,831
                                                                         -------
                                                                         263,028
                                                                         -------

               TOTAL COMMON STOCKS
                 (Cost $6,165,114)                                     7,215,883
                                                                       ---------

               OPEN END INVESTMENT COMPANY (5.5%)
                                        (Cost $405,706)
 38,499         BT EAFE Equity Index Fund ......................         561,321

               UNIT INVESTMENT TRUST (1.0%)
                (Cost $64,473)
    669        Standard & Poor's Depositary
                Receipt ........................................          98,259


PRINCIPAL
AMOUNT                             SECURITY                                VALUE
------                             --------                                -----


               U.S. GOVERNMENT OBLIGATIONS (18.0%)
               U.S. TREASURY NOTES (15.7%)
$800,000       6.125% Due 12/31/01 .............................        $798,248
 115,000       5.250% Due 8/15/03 ..............................         110,885
 370,000       6.125% Due 8/15/07 ..............................         360,750
 145,000       5.625% Due 5/15/08 ..............................         136,390
 160,000       5.500% Due 5/15/09 ..............................         149,075
  30,000       6.000% Due 8/15/09 ..............................          29,063
                                                                       ---------
                                                                       1,584,411
                                                                       ---------

               U.S. TREASURY BONDS (1.3%)
165,000         5.250% Due 11/15/28 ............................         135,919
                                                                       ---------

               U.S. TREASURY STRIP (1.0%)
105,000         Due 2/15/15 ....................................          37,546
170,000         Due 11/15/22 ...................................          37,257
125,000         Due 11/15/27 ...................................          20,971
                                                                       ---------
                                                                          95,774
                                                                       ---------

               TOTAL U.S. GOVERNMENT OBLIGATIONS
                (Cost $1,904,828) .............................        1,816,104
                                                                       ---------

               ASSET BACKED SECURITY (0.4%)
                (Cost $47,375)
 45,000        MBNA Master Credit Card
                Series 1995-C
                6.450% Due 2/15/08 ............................           43,734
                                                                       ---------

               EURODOLLAR DEPOSIT (3.4%)
                (Cost $339,000)
339,000        Societe Generale
                3.000% Due 1/3/00 .............................          339,000
                                                                       ---------

               TOTAL INVESTMENTS (99.6%)
                (Cost $8,926,496)                                     10,074,301

               OTHER ASSETS IN EXCESS OF
                LIABILITIES (0.4%)                                        42,700
                                                                       ---------

               TOTAL NET ASSETS (100.0%)                             $10,117,001
                                                                     ===========

+ Non-income producing security.



                       See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999


NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----

                        TOMORROW MEDIUM-TERM RETIREMENT FUND

                COMMON STOCK - 55.9%
                BASIC MATERIALS (2.3%)
  1,450         AK Steel Holding Corp. .........................         $27,369
    200         Aptargroup Inc. ................................           5,025
    100        +Birmingham Steel Co ............................             531
  2,250         Boise Cascade Corp. ............................          91,125
  2,300        +Cytec Industries Inc. ..........................          53,188
    575         Eastman Kodak ..................................          38,094
    875         Georgia Pacific Co. ............................          44,406
    750         Glatfelter Co. .................................          10,922
    275         Imco Recycling, Inc ............................           3,472
    575         Intermet Corp. .................................           6,684
    200         Lilly Industries ...............................           2,687
    400         Lubrizol Corp. .................................          12,350
    150         MacDermid Inc. .................................           6,159
    300        +Nashua Corp. ...................................           2,250
    400         Pope & Talbot Inc. .............................           6,400
    100         Quanex Corp. ...................................           2,550
    575         Ryerson Tull Inc. ..............................          11,177
  2,000         Sherwin - Williams Co. .........................          42,000
    650         Solutia, Inc ...................................          10,034
                                                                         -------
                                                                         376,423
                                                                         -------

                CAPITAL GOODS (0.0%)
    100         Ryland Group Inc. ..............................           2,306

                COMMERCIAL SERVICES (1.9%)
    200         ABM Industries Inc. ............................           4,075
    350        +Affiliated Computer Services ...................          16,100
    200        +American Management Systems ....................           6,275
    450        +Billing Concepts Corp. .........................           2,925
    275        +Ciber Inc. .....................................           7,563
    600         Comdisco Inc. ..................................          22,350
    325         Computer Task Group ............................           4,814
    525        +Concord EFS Inc. ...............................          13,519
    500        +Convergys Corp. ................................          15,375
    175        +DST System .....................................          13,355
    350        +GTech Holding Corp. ............................           7,700
  1,000         Ryder Systems ..................................          24,437
  1,300         True North Communication .......................          58,094
  1,400         Viad Corp. .....................................          39,025
  1,000         Young & Rubicam Inc. ...........................          70,750
                                                                         -------
                                                                         306,357
                                                                         -------

                CONSUMER CYCLICALS (4.3%)
    300        +Abercrombie & Fitch ............................           8,006
    175         Applied Power Inc. .............................           6,431
    225         Arvin Industries Inc. ..........................           6,384
    550         BJ's Wholesale Club Inc. .......................          20,075
    150        +Champion Enterprise ............................           1,284
    900         Dayton Hudson Corp. ............................          66,094
    350        +Dress Barn Inc. ................................           5,819
    100         Federal Realty Investment Trust ................           1,881

    750        +Federated Department Store .....................         $37,922
    175        +Footstar Inc. ..................................           5,337
  2,700         Ford Motor Company .............................         144,281
    100         Franchise Finance Corp. of America .............           2,394
    100         General Growth Properties ......................           2,800
    150         Glenborough Realty .............................           2,006
    100         Highwood Properties Inc. .......................           2,325
    300        +Insituform Technology ..........................           8,475
    100         Kellwood Company ...............................           1,944
    100         Liberty Property Trust .........................           2,425
    100         Mack-Cali Realty Corp. .........................           2,606
    300         Mascotech Inc. .................................           3,806
    175        +The Men's Wearhouse ............................           5,141
    650         Meritor Automotive .............................          12,594
    550         +Morrison Knudsen Co. ..........................           4,297
    100        +Nautica Enterprises Inc. .......................           1,131
    200         Osh Kosh B'Gosh Class `A' ......................           4,213
    500         Pier 1 Imports Inc. ............................           3,187
    700         Ross Stores ....................................          12,556
  1,275         Shaw Industries Inc. ...........................          19,683
    200         Smith Charles Residential ......................           7,075
    250        +Southern Energy Home ...........................             586
    100         Storage USA ....................................           3,025
    175         Tiffany & Company ..............................          15,619
  2,350        +Toys R Us ......................................          33,634
    225         USG Corp. ......................................          10,603
    100         Wabash National Corp. ..........................           1,500
  2,850         Wal Mart Stores Inc. ...........................         197,006
    500         Warnaco Group Cl A .............................           6,156
    100        +Williams Sonoma ................................           4,600
    300         Winnebago Industries ...........................           6,019
    475        +Zale Corp. .....................................          22,978
                                                                         703,898

                CONSUMER NON CYCLICALS (3.4%)
    850         Anheuser-Busch Co. .............................          60,244
    850         Best Foods .....................................          44,678
    250         Caseys General Store ...........................           2,609
    100         Dimon Inc ......................................             325
  1,225         Fortune Brands .................................          40,502
     48        +General Cigar Holdings .........................             399
  1,525         General Mills Inc. .............................          54,519
    350         Hormel Foods Corp. .............................          14,219
    525         Interstate Bakeries Corp. ......................           9,516
    275         Lancaster Colony ...............................           9,109
    100         Libbey Inc. ....................................           2,875
  1,600         Philip Morris Companies Inc. ...................          37,100
    875         Proctor & Gamble Co. ...........................          95,867
    825         Quaker Oats ....................................          54,141
    225        +Ralcorp Holding Inc. ...........................           4,486
  1,450         Sara Lee Corp. .................................          31,991
    175        +Smithfield Foods Inc. ..........................           4,200
    300        +Suiza Foods Corp. ..............................          11,888





                       See Notes to Financial Statements

                                                                          Page 9



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

  3,664         Supervalu Inc. .................................         $73,280
    375         Tupperware Corporation .........................           6,352
                                                                         -------
                                                                         558,300
                                                                         -------
                CONSUMER SERVICE (3.0%)
    300        +Adaptive Broadband .............................          22,144
    325         Arctic Cat Inc. ................................           3,250
    325        +Brinker International Inc. .....................           7,800
  2,400         Brunswick Corp. ................................          53,400
    675        +CDI Corp. ......................................          16,284
    100        +Carmike Cinemas Inc ............................             781
  3,100         Darden Restaurants .............................          56,187
    200        +Devry Inc. .....................................           3,725
  1,600         Donnelley RR & Sons ............................          39,700
    200         Harley Davidson Inc. ...........................          12,813
  1,650         Harrah's Entertainment Inc. ....................          43,622
    125        +Hispanic Broadcasting Corp. ....................          11,527
  2,600        +Jack in the Box Inc. ...........................          53,787
    350        +Mandalay Resort Group ..........................           7,044
    300         New England Business Service ...................           7,331
    750         Park Place Entertainment Corp. .................           9,375
    100         Polaris Industries .............................           3,625
    250         Readers Digest Association Inc. ................           7,313
  1,150         Reynolds & Reynolds Cl A .......................          25,875
  1,100         Time Warner Inc. ...............................          79,681
    200        +Univision Communications Inc. ..................          20,438
                                                                       ---------
                                                                         485,702
                                                                       ---------
               ENERGY (3.2%)
    325        +BJ Services Co. ................................          13,589
    100        +Barrett Resources Corp. ........................           2,944
  1,550         Coastal Corp. ..................................          54,928
    800         Exxon Mobil Corp. Co. ..........................          64,450
     42        +Friede Goldman Halter Inc ......................             291
    375         Murphy Oil Corp. ...............................          21,516
    100         New Field Exploration Co. ......................           2,675
    675        +Noble Drilling Corp. ...........................          22,106
  2,700         Occidental Petroleum Corp. .....................          58,387
    500        +Oceaneering International Inc. .................           7,469
  2,550         Royal Dutch Petroleum ..........................         154,116
    700        +Santa Fe Snyder Corp. ..........................           5,600
    300         Tosco Corporation ..............................           8,156
  1,450        +Transocean Sedco Forex Inc. ....................          48,847
  2,700         USX - Marathon Group ...........................          66,656
                                                                       ---------
                                                                         531,730
                                                                       ---------

                FINANCE (7.2%)
  1,000         AMBAC Financial Group Inc. .....................          52,188
    900         American International Group Inc. ..............          97,313
    100        +Amresco Inc ....................................             141
    375         Amsouth Bancorporation .........................           7,242
    200         BankNorth Group Inc. ...........................           5,350


    315         Bear Stearns Cos ...............................         $13,466
    200         Cash America International .....................           1,950
     50         Centura Banks Inc. .............................           2,206
     99         Charter One Financial ..........................           1,893
    500         Chase Manhattan Corp. ..........................          38,844
  2,900         Citigroup Inc. .................................         161,131
    900         Comerica Inc. ..................................          42,019
     75         Commercial Federal Corp. .......................           1,336
    550         Compass Bancshares Inc. ........................          12,272
    100         Cullen Frost Banker ............................           2,575
     77        +Delphi Financial Group .........................           2,310
    750         Dime Bancorp Inc. ..............................          11,344
    100        +Express Scripts Inc. Cl-A ......................           6,400
  1,425         Federal National Mortgage Association ..........          88,973
    100         Felcor Lodging Trust Inc. ......................           1,750
    181         Fidelity National Financial Inc. ...............           2,602
    175         Finova Group Inc. ..............................           6,213
    200         First American Financial .......................           2,487
  1,650         First Union Corp. ..............................          54,141
    200         FirstMerit Corporation .........................           4,600
  2,150         Fleet Boston Financial Group ...................          74,847
     55        +Frontier Insurance .............................             189
    100         Health Care Property Investors .................           2,388
    150         Hilb, Rogal, and Hamilton Co ...................           4,237
  1,350         Household International Inc. ...................          50,288
    180         Hudson United Banco ............................           4,601
    100         Indymac Mortgage Holdings ......................           1,275
    100         JSB Financial ..................................           5,188
    100         Keystone Financial Inc. ........................           2,106
    132         Legg Mason Inc. ................................           4,785
    475         Lincoln National Corp. Ltd. ....................          19,000
    250         MAF Bancorp ....................................           5,234
    300         Marshall & Ilsley Corp. ........................          18,844
    300         Metris Companies ...............................          10,706
    475         Morgan Stanley Dean Witter & Co. ...............          67,806
     75         Mutual Risk Management .........................           1,261
    600         National Commerce Bancorporation ...............          13,612
    225         Nationwide Financial Services ..................           6,286
    900         North Fork Bancorporation ......................          15,750
    975         The PMI Group Inc. .............................          47,592
  1,550         PNC Bank .......................................          68,975
    850         Paine Webber Group Inc. ........................          32,991
    325         T. Rowe Price Associates Inc. ..................          12,005
    325         Provident Financial Group Inc. .................          11,659
     50         Radian Group ...................................           2,387
    225         Raymond James Financial ........................           4,205
  1,175         Southtrust Corp. ...............................          44,430
    450         TCF Financial Corp. ............................          11,194
    100         Trenwick Group Inc. ............................           1,694
    250         UST Corp. ......................................           7,937
     50         US Trust Corp. .................................           4,009
                                                                       ---------
                                                                       1,178,227
                                                                       ---------



                       See Notes to Financial Statements


Page 10





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

                HEALTH CARE (5.4%)
    200         Allergen Inc. ..................................         $ 9,950
    525         Alpharma Inc. Cl A .............................          16,144
    400        +AmeriSource Health .............................           6,075
    275         Bard (CR) Inc. .................................          14,575
    550         Baxter International ...........................          34,547
    400        +Biogen Inc. ....................................          33,800
  2,250         Bristol-Myers Squibb ...........................         144,422
    275         Cambrex Corp. ..................................           9,470
    625         DENTSPLY International .........................          14,766
    300        +Ivax Corp. .....................................           7,725
    850         Johnson & Johnson ..............................          79,156
     50        +Magellan Health Services Inc ...................             316
    375        +Medimmune Inc. .................................          62,203
    100         Mentor Corp. ...................................           2,581
  1,675         Merck & Co. Inc. ...............................         112,330
    100        +Orthodontic Centers of America .................           1,194
    150         Owens & Minor Inc. .............................           1,341
    200         Pacificare Health Service ......................          10,600
  2,550         Pfizer Inc. ....................................          82,716
    116        +Quintiles Transnational ........................           2,168
    100        +Respironics Inc ................................             797
    100        +Rural/Metro Corp ...............................             428
    100        +Safeskin Corp. .................................           1,213
  1,100         Schering-Plough Corp. ..........................          46,406
    234        +Shire Pharmaceuticals Group-ADR ................           6,833
    100        +Sola International Inc. ........................           1,387
    225        +Visx Inc. ......................................          11,644
  1,450         Warner Lambert Co. .............................         118,809
    875        +Wellpoint Health NE ............................          57,695
                                                                      ----------
                                                                         891,291
                                                                      ----------
                INDUSTRIAL (3.3%)
    400        +Anixter International ..........................           8,250
  1,150         Belden Inc. ....................................          24,150
    150         Clarcor Inc. ...................................           2,700
  2,050         General Electric ...............................         317,238
    375         Kennametal Inc. ................................          12,609
     75         Manitowoc Inc. .................................           2,550
    525         Mark IV Industries Inc. ........................           9,286
    375         Minnesota Mining & Manufacturing ...............          36,703
     50        +SPS Technologies Inc. ..........................           1,597
    150        +SPX Corp. ......................................          12,122
    250         Toro Co. .......................................           9,328
  2,475         Tyco International .............................          96,216
                                                                      ----------
                                                                         532,749
                                                                      ----------

                TECHNOLOGY (15.8%)
    300         AAR Corp. ......................................           5,381
    875        +ADC Telecommunications Inc. ....................          63,492
    100        +Acxiom Corporation .............................           2,400
  1,050        +Adaptec Inc. ...................................          52,369
    250         Adobe Systems Inc. .............................          16,812

  1,450        +Altera Corp. ...................................         $71,866
    210        +Analog Devices Inc. ............................          19,530
    525        +Applied Materials Inc. .........................          66,511
    100        +Aspect Telecommunications ......................           3,913
    450        +Atmel Corp. ....................................          13,303
    150        +C-Cube Microsystems ............................           9,337
  2,850        +Cisco Systems ..................................         305,306
    100        +Cognex Corp. ...................................           3,900
    775         Computer Associates International Inc. .........          54,202
  2,600        +Compuware Corp. ................................          96,850
    100        +Comverse Technology ............................          14,475
  1,100        +Cypress Semiconductor ..........................          35,613
    175         Dallas Semiconductors ..........................          11,277
    625        +EMC Corp. ......................................          68,281
    425        +Filenet Corp. ..................................          10,837
    650         Gerber Scientific Inc. .........................          14,259
    750        +Integrated Device Technology ...................          21,750
  2,275         Intel Corp. ....................................         187,261
  1,250         International Business Machines Corp. ..........         135,000
    275        +Intervoice-Brite Inc. ..........................           6,394
    375        +Intuit .........................................          22,477
    150        +Jabil Circuit Inc. .............................          10,950
    800         Johnson Controls ...............................          45,500
    450        +Kemet Corp. ....................................          20,278
    550        +LSI Logic Corp. ................................          37,125
    835        +Lexmark Holdings Cl A ..........................          75,568
    125        +Litton Industries ..............................           6,234
  1,675         Lucent Technologies ............................         125,311
    200        +Microchip Technology Inc. ......................          13,687
  3,500        +Microsoft Corp. ................................         408,625
    600        +Midway Games Inc. ..............................          14,363
    150        +Novellus Systems Inc. ..........................          18,380
     41        +PeopleSoft Inc .................................             879
    100        +Read - Rite Corp ...............................             475
    150        +SCI Systems ....................................          12,328
    550        +S3 Incorporated ................................           6,359
    100        +Sanmina Corp. ..................................           9,987
    300        +Siebel Systems Inc. ............................          25,200
  1,400        +Sun Microsystems Inc. ..........................         108,412
    375        +Symantec Corp. .................................          21,984
    200        +Synopsys Inc. ..................................          13,350
    150         Technitrol Inc. ................................           6,675
  1,400        +Tellabs Inc. ...................................          89,862
    150        +Teradyne Inc. ..................................           9,900
  1,300         United Technologies ............................          84,500
    450        +Veritas Software ...............................          64,406
    350        +Vishay International ...........................          11,069
    270        +Vitesse Semiconductor Corp. ....................          14,158
    200        +Waters Corp. ...................................          10,600
    175        +Xircom .........................................          13,125
                                                                       ---------
                                                                       2,592,086
                                                                       ---------



                       See Notes to Financial Statements


                                                                         Page 11



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

NUMBER
OF SHARES               SECURITY                                         VALUE
---------               --------                                         -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

                TELECOMMUNICATIONS (3.9%)
  2,250         AT & T Corp. ...................................        $114,188
    600         Alltel Corp. ...................................          49,612
  1,525         Bell Atlantic Corp. ............................          93,883
  1,450         BellSouth Corp. ................................          67,878
    450         Centurytel Inc. ................................          21,319
  1,575         GTE Corporation ................................         111,136
    300        +General Communication ..........................           1,313
  2,062        +MCI Worldcom Inc. ..............................         109,441
    300        +Voicestream Wireless ...........................          42,694
    300        +Western Wireless ...............................          20,025
                                                                         -------
                                                                         631,489
                                                                         -------

               TRANSPORTATION (0.5%)
    925        +AMR Corp. ......................................          61,975
    525        +Alaska Air Group ...............................          18,441
    400        +Yellow Corp. ...................................           6,725
                                                                         -------
                                                                          87,141
                                                                         -------

                UTILITIES (1.7%)
  3,875         Allegheny Energy Inc. ..........................         104,383
    700         Conectiv Inc. ..................................          11,769
    300         DTE Energy Co. .................................           9,412
    625         Easterns Utilities .............................          18,945
    700         Energy East Corp. ..............................          14,569
  1,000         FPL Group Inc. .................................          42,812
    225         Florida Progress Co. ...........................           9,520
    550         GPU Inc. .......................................          16,466
    100         MidAmerican Energy Holdings Co. ................           3,369
    350         Northwest Natural Gas Co. ......................           7,678
    450         Pinnacle West Capital ..........................          13,753
  1,350         Questar Corp. ..................................          20,250
    600         Utilicorp United Inc. ..........................          11,662
                                                                         -------
                                                                         284,588
                                                                         -------

                TOTAL COMMON STOCKS
                  (Cost $7,921,029) .............................      9,162,287
                                                                      ----------
                OPEN END INVESTMENT COMPANY (5.2%)
                   (Cost $597,441)
 59,000         BT EAFE Equity Index Fund ......................         860,220
                                                                      ----------

PRINCIPAL
AMOUNT
------
                U.S. GOVERNMENT OBLIGATIONS &
                AGENCY NOTES (22.6%)
                U.S. TREASURY BOND (0.3%)
$60,000         5.250% Due 2/15/29 .............................          49,612


PRINCIPAL
AMOUNT                   SECURITY                                          VALUE
------                   --------                                          -----
                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

                U.S. TREASURY STRIPS (1.6%)
$330,000        Due 2/15/15 ....................................        $118,001
370,000         Due 11/15/22 ...................................          81,089
405,000         Due 11/15/27 ...................................          67,947
                                                                       ---------
                                                                         267,037
                                                                       ---------

                U.S. TREASURY NOTES (19.7%)
1,860,000       6.125% Due 12/31/01 ............................       1,855,927
1,195,000       5.625% Due 5/15/08 .............................       1,124,041
120,000         5.500% Due 5/15/09 .............................         111,806
135,000         6.000% Due 8/15/09 .............................         130,781
                                                                      ----------
                                                                       3,222,555
                                                                      ----------

               FEDERAL AGENCY AND GOVERNMENT (1.0%)
165,000        Federal National Mortgage Association
                  6.500% Due 8/15/04 ...........................         162,938

               TOTAL U.S. GOVERNMENT OBLIGATIONS
                & AGENCY NOTES
                (Cost $3,811,675) ..............................       3,702,142

               CORPORATE DEBENTURES (14.8%)
               FINANCE (9.7%)
150,000          American General Finance
                         5.750% Due 11/1/03 ....................         141,868
150,000          Barclay's Bank PLC
                         7.400% Due 12/15/09 ...................         147,166
175,000          Bear Stearns Co. Inc.
                         7.625% Due 12/7/09 ....................         171,836
100,000         #Dresdner Funding Trust
                         8.151% Due 6/30/31 ....................          93,684
130,000          FINOVA Capital Corp.
                         6.150% Due 3/31/03 ....................         125,052
175,000          Ford Motor Credit
                         7.375% Due 10/28/09 ...................         172,769
200,000          GMAC
                         5.375% Due 9/30/02 ....................         191,552
140,000          Merrill Lynch & Co.
                         5.870% Due 11/15/01 ...................         137,395
150,000          Morgan Stanley Dean Witter
                         7.125% Due 1/15/03 ....................         149,882
150,000          Salomon Inc.
                         7.300% Due 5/15/02 ....................         150,454
110,000          Sprint Capital Corp.
                          6.900% Due 5/1/19 ....................         100,043
                                                                       ---------
                                                                       1,581,701
                                                                       ---------



                       See Notes to Financial Statements


Page 12




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

PRINCIPAL
AMOUNT                   SECURITY                                          VALUE
------                   --------                                          -----
                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

                 INDUSTRIAL (5.1%)
$85,000          Abitibi - Consolidated
                         7.500% Due 4/1/28 .....................         $73,188
100,000          Amerada Hess Corp.
                         7.875% Due 10/1/29 ....................          97,530
 50,000          Burlington Resources
                         9.125% Due 10/1/21 ....................          55,470
175,000          Cooper Tire & Rubber Co.
                         8.000% Due 12/15/19 ...................         168,117
 95,000          Laidlaw Inc.
                         7.875% Due 4/15/05 ....................          89,820
170,000          Time Warner
                         9.125% Due 1/15/13 ....................         186,177
175,000         #Yosemite Securities Trust
                         8.250% Due 11/15/04 ...................         172,204
                                                                       ---------
                                                                         842,506
                                                                       ---------

                 TOTAL CORPORATE DEBENTURES
                    (Cost $2,476,983) ..........................       2,424,207
                                                                       ---------

                 ASSET BACKED SECURITIES (0.9%)
                    (Cost $163,180)
155,000          MBNA Master Credit Card
                     6.450% Due 2/15/08 ........................         150,640

                 TOTAL INVESTMENTS (99.4%)
                     (Cost $14,970,308) ........................      16,299,496

                 OTHER ASSETS IN EXCESS
                    OF LIABILITIES (0.6%) ......................          91,004

                 TOTAL NET ASSETS (100.0%) .....................     $16,390,500

+ Non-income producing security.

# SEC Rule 144A Security. Such security has limited markets and trades only among qualified institutional buyers.



NUMBER
OF SHARES                           SECURITY                               VALUE
---------                           --------                               -----

                      TOMORROW SHORT-TERM RETIREMENT FUND

                COMMON STOCKS (34.5%)
                BASIC MATERIALS (1.3%)
  2,050         AK Steel Holding Corp. .........................         $38,694
  3,450         Boise Cascade Corp. ............................         139,725
  2,350        +Cytec Industries Inc. ..........................          54,344
    900         Eastman Kodak Co. ..............................          59,625
  1,325         Georgia Pacific Co. ............................          67,244
  2,700         Sherwin Williams Co. ...........................          56,700
                                                                      ----------
                                                                         416,332
                                                                      ----------
                COMMERCIAL SERVICES (0.5%)
  2,550         Viad Corp. .....................................          71,081
  1,350         Young & Rubicam Inc. ...........................          95,513
                                                                      ----------
                                                                         166,594
                                                                      ----------

                CONSUMER CYCLICALS (2.6%)
    500         Dayton Hudson Corp. ............................          36,719
  1,850        +Federated Department Stores ....................          93,541
  3,550         Ford Motor Company .............................         189,703
  2,475         Home Depot Inc. ................................         169,692
  3,400        +Toys R Us ......................................          48,663
  4,050         Wal Mart Stores Inc. ...........................         279,956
                                                                      ----------
                                                                         818,274
                                                                      ----------

                CONSUMER NON CYCLICALS (2.7%)
  1,200         Anheuser- Busch Companies Inc. .................          85,050
  1,300         Best Foods .....................................          68,331
  1,850         Fortune Brands .................................          61,166
  3,300         General Mills Inc. .............................         117,975
  1,175         The PMI Group Inc. .............................          57,355
  2,400         Philip Morris Companies Inc. ...................          55,650
  1,450         Proctor & Gamble Co. ...........................         158,866
  1,700        +Quaker Oats ....................................         111,562
  2,800         Sara Lee Corp. .................................          61,775
  3,650         Supervalu Inc. .................................          73,000
                                                                      ----------
                                                                         850,730
                                                                      ----------

                CONSUMER SERVICES (1.4%)
  2,800         Brunswick Corp. ................................          62,300
  4,050         Darden Restaurants Inc. ........................          73,406
  1,900         Donnelley RR & Sons ............................          47,144
  2,450        +Harrah's Entertainment .........................          64,772
  3,100        +Jack in the Box Inc. ...........................          64,131
  1,600         Time Warner Inc. ...............................         115,900
                                                                      ----------
                                                                         427,653
                                                                      ----------

                ENERGY (2.1%)
  1,950         Coastal Corp. ..................................          69,103
  1,600         Exxon Mobil Corp. ..............................         128,900
  4,100         Occidental Petroleum Corp. .....................          88,662
  3,650         Royal Dutch Petroleum ..........................         220,597
  1,800         +Transocean Sedco Forex Inc. ...................          60,638
  4,100         USX - Marathon Group ...........................         101,219
                                                                      ----------
                                                                         669,119
                                                                      ----------




                       See Notes to Financial Statements


                                                                         Page 13




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999



NUMBER
OF SHARES                           SECURITY                               VALUE
---------                           --------                               -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)


                FINANCE (4.3%)
  1,150         AMBAC Financial Group Inc. .....................         $60,016
  1,500         American International Group ...................         162,187
  1,150         Chase Manhattan Corp. ..........................          89,340
  4,150         Citigroup Inc. .................................         230,584
  1,350         Comerica Inc. ..................................          63,028
  2,000         Federal National Mortgage Association ..........         124,875
  2,500         First Union Corp. ..............................          82,031
  3,375         Fleet Boston Financial Group Inc. ..............         117,492
  2,100         Household International Inc. ...................          78,225
    725         Lincoln National Corp. Ltd. ....................          29,000
    725         Morgan Stanley Dean Witter & Co. ...............         103,494
  2,500         PNC Bank .......................................         111,250
  1,350         Paine Webber Group Inc. ........................          52,397
  1,800         Southtrust Corp. ...............................          68,063
                                                                       ---------
                                                                       1,371,982
                                                                       ---------

                HEALTH CARE (3.3%)
    800         Baxter International ...........................          50,250
  3,500         Bristol-Myers Squibb Co. .......................         224,656
  1,300         Johnson & Johnson Co. ..........................         121,063
  2,550         Merck & Co. Inc. ...............................         171,009
    950         +Pacificare Health Systems .....................          50,350
  4,750         Pfizer Inc. ....................................         154,078
  2,000         Schering-Plough Corp. ..........................          84,375
  2,350         Warner Lambert Co. .............................         192,553
                                                                       ---------
                                                                       1,048,334
                                                                       ---------

                INDUSTRIAL (2.2%)
  3,100         General Electric ...............................         479,725
    675         Minnesota Mining & Manufacturing ...............          66,066
  4,175         Tyco International Ltd. ........................         162,303
                                                                       ---------
                                                                         708,094
                                                                       ---------

                 TECHNOLOGY (10.1%)
  1,350        +ADC Telecommunications .........................          97,959
  1,400        +Adaptec Inc. ...................................          69,825
  1,650        +Altera Corp. ...................................          81,778
    800        +Applied Materials Inc. .........................         101,350
  4,450        +Cisco Systems ..................................         476,706
  1,200         Computer Associates International Inc. .........          83,925
  3,450        +Compuware Corp. ................................         128,512
    925        +EMC Corp. ......................................         101,056
  3,575         Intel Corp. ....................................         294,267
  1,950         International Business Machines Corp. ..........         210,600
  1,750         Johnson Controls ...............................          99,531
    950        +LSI Logic Corp. ................................          64,125
  1,150        +Lexmark Holdings Class A .......................         104,075
    850        +Litton Industries ..............................          42,394
  2,650         Lucent Technologies ............................         $198,253
  5,650        +Microsoft Corp. ................................         659,638
  2,100        +Sun Microsystems Inc. ..........................         162,619
  1,900        +Tellabs Inc. ...................................         121,956
  1,950         United Technologies ............................         126,750
                                                                       ---------
                                                                       3,225,319
                                                                       ---------

                TELECOMMUNICATION (3.0%)
  4,075         A T & T Corp. ..................................         206,806
  1,075         Alltel Corp. ...................................          88,889
  3,100         Bell Atlantic Corp. ............................         190,844
  3,250         BellSouth Corp. ................................         152,141
  3,712        +MCI Worldcom Inc. ..............................         196,994
  1,250        +Nextel Communications Inc. .....................         128,906
                                                                       ---------
                                                                         964,580
                                                                       ---------

                TRANSPORTATION (0.3%)
  1,450        +AMR Corp. ......................................          97,150

                UTILITY (0.7%)
  2,350         Constellation Energy Group .....................          68,150
  3,300         FPL Group Inc. .................................         141,281
                                                                         209,431

                 Total Common Stock
                  (Cost $9,584,450) ............................      10,973,592

PRINCIPAL
AMOUNT
                 U.S. GOVERNMENT OBLIGATIONS AND
                 AGENCY NOTES (26.9%)
                 U.S. TREASURY BONDS (1.1%)
$410,000         5.250% Due 2/15/29 .............................        339,018

                 U.S. TREASURY STRIPS (2.7%)
980,000          Due 2/15/15 ....................................        350,428
1,375,000        Due 11/15/22 ...................................        301,345
1,210,000        Due 11/15/27 ...................................        203,002
                                                                         854,775

                 U.S. TREASURY NOTES (21.6%)
2,060,000        6.125% Due 12/31/01 ...........................       2,055,489
4,650,000        5.625% Due 5/15/08 ............................       4,373,883
  240,000        5.500% Due 5/15/09 ............................         223,613
  235,000        6.000% Due 8/15/09 ............................         227,656
                                                                       6,880,641

                 FEDERAL AGENCY AND
                  GOVERNMENT (1.5%)
  490,000        Federal National Mortgage Association Note
                  6.500% Due 8/15/04                                     483,875
                                                                       ---------

                       See Notes to Financial Statements

Page 14




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1999

PRINCIPAL
AMOUNT                   SECURITY                                          VALUE
------                   --------                                          -----


                 TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)


                TOTAL U.S. GOVERNMENT OBLIGATIONS
                & AGENCY NOTES
                   (Cost $8,815,529) ...........................      $8,558,309

                CORPORATE DEBENTURES (34.4%)
                CONSUMER NON CYCLICALS (0.7%)
$230,000        McKesson Corp. 6.600% Due 3/1/00 ...............         230,039

                FINANCE (24.4%)
 70,000         Associates Corp. NA
                7.520% Due 3/1/00 ..............................          70,162
400,000         Associates Corp. NA
                6.500% Due 10/15/02 ............................         394,628
575,000         Barclays Bank Plc Yankee
                7.400% Due 12/15/09 ............................         564,138
235,000         Bear Stearns Companies Inc.
                6.500% Due 7/5/00 ..............................         234,718
525,000         Bear Stearns Companies Inc.
                7.625% Due 12/7/09 .............................         515,508
160,000         Beneficial Corp.
                6.250% Due 2/18/03 .............................         154,829
510,000         Commercial Credit
                8.250% Due 11/1/01 .............................         520,985
450,000         Finova Cap Corp.
                6.150% Due 3/31/03 .............................         432,873
225,000         First Union Corp.
                6.600% Due 6/15/00 .............................         225,038
520,000         Ford Motor Credit
                6.570% Due 3/19/01 .............................         518,336
 50,000         Ford Motor Credit
                6.125% Due 1/9/06 ..............................          46,808
525,000         Ford Motor Credit
                7.375% Due 10/28/09 ............................         518,306
200,000         G.E. Capital Corp.
                8.750% Due 5/21/07 .............................         216,048
450,000         GMAC 5.750% Due 11/10/03 .......................         428,472
275,000         Merrill Lynch & Co.
                6.620% Due 6/13/00 .............................         275,429
285,000         Merrill Lynch & Co.
                5.870% Due 11/15/01 ............................         279,696
400,000         Morgan Stanley Dean Witter & Co.
                6.090% Due 3/9/11 ..............................         397,148
550,000         Norwest Financial Inc.
                5.375% Due 9/30/03 .............................         518,199
215,000         Salomon Inc.
                6.700% Due 7/5/00 ..............................         215,095
860,000         Salomon Inc.
                7.300% Due 5/15/02 .............................         862,606
265,000         Sprint Capital Corp.
                6.900% Due 5/1/19 ..............................         241,012
120,000         USL Capital Corp.
                6.500% Due 12/1/03 .............................         116,702
                                                                       ---------
                                                                       7,746,736
                                                                       ---------

PRINCIPAL
AMOUNT                   SECURITY                                          VALUE
------                   --------                                          -----
               INDUSTRIAL (7.5%)

$300,000        Abitibi-Consolidated 7.500% Due 4/1/28 .........        $258,309
 315,000        Amerada Hess Corp.7.875% Due 10/1/29 ...........         307,219
 125,000        Burlington Resources 9.125% Due 10/1/21 ........         138,675
 500,000        Cooper Tire & Rubber Co. 8.000% Due 12/15/19 ...         480,335
 525,000       #Fortune Brands Inc. 7.125% Due 11/1/04 .........         517,124
 155,000        Time Warner 9.125% Due 1/15/13 .................         169,750
 525,000       #Yosemite Securities Trust 8.250% Due 11/15/04 ..         516,610
                                                                       ---------
                                                                       2,388,022
                                                                       ---------

                REAL ESTATE INVESTMENT TRUST (1.8%)
235,000         Carramerica Realty Corp. 6.625% Due 10/1/00 ....         232,782
350,000        #Dresdner Funding Trust I 8.151% Due 6/30/31 ....         327,894
                                                                       ---------
                                                                         560,676
                                                                       ---------

                TOTAL CORPORATE DEBENTURES
                  (Cost $11,188,645)                                  10,925,473
                                                                     -----------

                ASSET BACKED SECURITIES (1.5%)
                  (Cost $505,331)
        480,000 MBNA Master Credit Card
                  6.450% Due 2/15/08                                     466,498
                                                                     -----------
                EURODOLLAR DEPOSIT (2.2%)
                  (Cost $699,000)
        699,000 Societe Generale
                  3.000% Due 1/3/00                                      699,000
                                                                     -----------

                TOTAL INVESTMENTS (99.5%)
                  (Cost $30,792,955)                                  31,622,872

                OTHER ASSETS IN EXCESS
                  OF LIABILITIES (0.5%)                                  174,156
                                                                     -----------

                TOTAL NET ASSETS (100.0%)                            $31,797,028
                                                                     ===========


+ Non-income producing security.

# SEC Rule 144A Security. Such security has limited markets and is trades among qualified institutional buyers.



                       See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 1999

                                                            LONG-          MEDIUM-          SHORT-
                                                            TERM            TERM            TERM
                                                         RETIREMENT      RETIREMENT       RETIREMENT
                                                         ----------      ----------       ----------

ASSETS
Investments at value # ..............................   $ 10,074,301    $ 16,299,496    $ 31,622,872
Cash ................................................         14,635         132,842             231
Receivable for Fund shares sold .....................         47,157          15,708          10,702
Receivable from Adviser .............................          2,724               0               0
Dividends and interest receivable ...................         21,877          63,001         235,790
Deferred organizational costs and  prepaid expenses .         10,459          11,365          10,663
                                                        ------------    ------------    ------------
                                                          10,171,153      16,522,412      31,880,258
                                                        ------------    ------------    ------------

LIABILITIES
Advisory fees payable (Note 5) ......................              0           3,178          19,785
Administration fees payable (Note 5) ................              0               0             841
Payable for investment securities purchased .........         14,225               0               0
Payable for Fund shares redeemed ....................            165          84,055           8,948
Distribution fees payable  (Adviser Shares) .........          7,430           1,479          14,345
Service fees payable  (Institutional Shares) ........            595          12,448           2,823
Other accrued expenses ..............................         31,737          30,752          36,488
                                                        ------------    ------------    ------------
                                                              54,152         131,912          83,230
                                                        ------------    ------------    ------------
NET ASSETS ..........................................   $ 10,117,001    $ 16,390,500    $ 31,797,028
                                                        ============    ============    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001) ..........   $      1,122    $      1,773    $      3,180
Paid-in surplus .....................................      8,935,573      14,929,608      30,903,962
Accumulated undistributed net investment income .....          7,700          48,222           6,258
Undistributed realized gains on investments .........         24,801          81,709          53,711
Net unrealized appreciation on investments ..........      1,147,805       1,329,188         829,917
                                                        ------------    ------------    ------------
NET ASSETS ..........................................   $ 10,117,001    $ 16,390,500    $ 31,797,028
                                                        ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE:
 ADVISER SHARES:
Net Assets ..........................................   $  8,085,763    $ 13,382,915    $ 13,590,142
Shares of beneficial interest issued  and outstanding        899,209       1,439,815       1,361,038
                                                        ------------    ------------    ------------
Net asset value per share ...........................   $       8.99    $       9.29    $       9.99
                                                        ============    ============    ============

INSTITUTIONAL SHARES:
Net Assets ..........................................   $  2,031,238    $  3,007,585    $ 18,206,886
Shares of beneficial interest issued  and outstanding        222,699         333,348       1,819,113
                                                        ------------    ------------    ------------
Net asset value per share ...........................   $       9.12    $       9.02    $      10.01
                                                        ============    ============    ============

# INVESTMENTS AT COST ...............................      8,926,496      14,970,308      30,792,955

UNREALIZED APPRECIATION/(DEPRECIATION): *
 Gross appreciation .................................      1,743,561       2,064,641       1,920,635
 Gross depreciation .................................       (595,756)       (735,453)     (1,090,718)
                                                        ------------    ------------    ------------
 NET UNREALIZED APPRECIATION ........................      1,147,805       1,329,188         829,917
                                                        ============    ============    ============

* Based on cost of securities for Federal Income tax purposes which does not differ substantially from book cost.


TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               LONG-TERM       MEDIUM-TERM         SHORT-TERM
                                               RETIREMENT      RETIREMENT          RETIREMENT
                                              ----------       ----------          ----------

INVESTMENT INCOME:
Dividends ..................................   $  96,205    $   137,044           $   147,719
Interest ...................................     123,444        441,778             1,371,919
                                                 -------        -------             ---------
                                                 219,649        578,822             1,519,638
                                                 -------        -------             ---------

EXPENSES:
Investment advisory fees - Note 5 ..........      70,931        128,121               246,106
Fund accounting fees .......................      42,813         48,311                47,207
Registration fees and expenses .............      15,260         13,225                17,260
Professional fees ..........................      26,120         26,527                35,145
Transfer agent fees and expenses
        (Advisor Shares) ...................      24,182         24,211                24,528
Transfer agent fees and expenses
        (Institutional Shares) .............      24,497         24,419                24,815
Distribution fees (Adviser Shares) - Note 5       38,178         72,383                79,577
Custodian fees and expenses - Note 7 .......      11,391          8,373                14,339
Amortization of organization expenses ......       9,494          9,479                 9,479
ShareholdersO reports ......................         594          3,040                 2,674
TrusteesO fees and expenses ................       7,662          7,672                 8,008
Administration fees - Note 5 ...............       8,512         15,374                29,533
Service fees (Institutional Shares) - Note 5         766          1,578                35,727
Other expenses .............................       3,100          3,148                 4,733
                                                 -------        -------             ---------
TOTAL EXPENSES .............................     283,500        385,861               579,131
Less fees waived by Adviser and
        Administrator - Note 5 .............     (79,442)       (74,226)              (45,171)
Less expenses reimbursed
        by Adviser - Note 5 ................     (41,284)       (19,819)               (1,905)
Less expenses paid indirectly - Note 7 .....      (5,613)        (4,310)               (6,580)
                                                 -------        -------             ---------
NET EXPENSES ...............................     157,161        287,506               525,475
                                                 -------        -------             ---------
NET INVESTMENT INCOME ......................      62,488        291,316               994,163
                                                 -------        -------             ---------

REALIZED AND UNREALIZED GAIN/(LOSS)
        ON INVESTMENTS
Net realized gain on investments ...........     892,051      1,036,935             1,222,327
Change in unrealized (depreciation)
        on investments .....................     (45,296)      (593,919)           (1,463,153)
                                                 -------        -------             ---------

Net Gain/(Loss) on Investments .............     846,755        443,016              (240,826)
                                                 -------        -------             ---------

NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ....................   $ 909,243    $   734,332           $   753,337
                                               =========    ===========           ===========



                       See Notes to Financial Statements


TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                    LONG-TERM                   MEDIUM-TERM                       SHORT-TERM
                                                    RETIREMENT                  RETIREMENT                        RETIREMENT
                                                    ----------                  ----------                        ----------
                                                 1999          1998           1999            1998           1999           1998
                                                 ----          ----           ----            ----           ----           ----

OPERATIONS:
Net investment income ................   $     62,488    $    93,857    $    291,316    $    303,595    $    994,163   $    881,606
Net realized gain
        on investments and futures ...        892,051         75,545       1,036,935         764,785       1,222,327        675,315
Change in unrealized appreciation/
        (depreciation) on investments
        and futures ..................        (45,296)       874,375        (593,919)      1,147,490      (1,463,153)     1,647,460
                                         ------------    -----------    ------------    ------------    ------------   ------------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ....        909,243      1,043,777         734,332       2,215,870         753,337      3,204,381
                                         ------------    -----------    ------------    ------------    ------------   ------------

DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
Adviser Shares .......................        (40,650)       (54,368)       (216,431)       (212,159)       (388,593)      (403,730)
Institutional Shares .................        (22,314)       (16,152)        (62,826)        (40,769)       (580,239)      (438,476)
                                         ------------    -----------    ------------    ------------    ------------   ------------

TOTAL DIVIDENDS TO
        SHAREHOLDERS FROM NET
        INVESTMENT INCOME ............        (62,964)       (70,520)       (279,257)       (252,928)       (968,832)      (842,206)
                                         ------------    -----------    ------------    ------------    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDER
 FROM NET REALIZED GAINS:
        Adviser Shares ...............       (723,406)       (38,834)       (852,199)       (594,045)       (576,190)      (341,618)
        Institutional Shares .........       (180,540)        (8,974)       (188,477)        (95,128)       (712,866)      (321,549)
                                         ------------    -----------    ------------    ------------    ------------   ------------


Total distributions from net
        realized gains ...............       (903,946)       (47,808)     (1,040,676)       (689,173)     (1,289,056)      (663,167)
                                         ------------    -----------    ------------    ------------    ------------   ------------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ..................      3,377,686      5,150,936       3,578,706       5,725,284       6,753,326     24,857,758
        Shares issued in reinvestment
        of dividends and distributions        967,753        118,328       1,319,933         942,101       2,257,888      1,505,372
        Shares redeemed ..............     (3,008,583)    (2,639,065)     (4,815,479)     (4,700,383)     (8,974,365)   (10,406,723)
                                         ------------    -----------    ------------    ------------    ------------   ------------

NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS ................      1,336,856      2,630,199          83,160       1,967,002          36,849     15,956,407
                                         ------------    -----------    ------------    ------------    ------------   ------------

TOTAL INCREASE/(DECREASE)
        IN NET ASSETS ................      1,279,189      3,555,648        (502,441)      3,240,771      (1,467,702)    17,655,415

NET ASSETS:
Beginning of year ....................      8,837,812      5,282,164      16,892,941      13,652,170      33,264,730     15,609,315
                                         ------------    -----------    ------------    ------------    ------------   ------------

End of year ..........................   $ 10,117,001    $ 8,837,812    $ 16,390,500    $ 16,892,941    $ 31,797,028   $ 33,264,730
                                         ============    ===========    ============    ============    ============   ============


+ Includes undistributed
        net investment income ........   $      7,700    $    17,323    $     48,222    $     44,740    $      6,258   $     50,960
                                         ------------    -----------    ------------    ------------    ------------   ------------



                       See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. GENERAL

    The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund (collectively the "Funds").

    The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.

    Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION
-------------------

COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MONEY MARKET SECURITIES - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
-------------------------------------------
Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the specific identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

During the year ended December 31, 1999, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

FEDERAL INCOME TAXES
--------------------
Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no federal tax or excise tax provisions are required.

The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------

    DIVIDENDS FROM NET INVESTMENT INCOME - Dividends from net investment income are declared and paid annually when available and are recorded on ex-dividend date.

    DISTRIBUTIONS FROM NET REALIZED GAINS - Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


USE OF ESTIMATES
----------------
Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

3. ORGANIZATIONAL EXPENSES
Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' Investment Adviser, paid the organizational expenses of the Fund approximating $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. For the year ended December 31, 1999 WPG voluntarily agreed not to impose its advisory fee applicable to the Long-Term Fund, and waived $74,226 and $45,171 from the Medium-Term Fund and Short-Term Fund, respectively.

    WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short, service fees of Institutional Class Shares, distribution fees of Adviser Class Shares and extraordinary legal fees and expenses) to 1.25% of the average daily net assets for each class. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

    The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed to waive it's entire administration services fee applicable to the Funds for the year ended December 31, 1999.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the year ended December 31, 1999 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $38,178, $72,383 and $79,577, respectively. Of these amounts, WPG earned $16,803, $32,628 and $35,616, respectively.

    The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares.

6. SECURITIES TRANSACTIONS

    Sale proceeds, cost of securities purchased, (other than short term investments), total commissions and commissions received by WPG on such transactions for the year ended December 31, 1999 were as follows:

                       PROCEEDS        COST OF                   COMMISSIONS
                    FROM SECURITIES   SECURITIES      TOTAL        RECEIVED
                         SOLD         PURCHASED    COMMISSIONS     BY WPG
                         ----         ---------    -----------     ------
Long-Term Fund         $9,399,535    $10,054,217      $9,728        $7,663
Medium-Term Fund       35,329,839     35,037,411      13,718        10,292
Short-Term Fund        91,489,111     92,165,565      15,629        10,596


7. CUSTODIAN FEES

    Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian. The Funds' custodian fee and related offset for the year ended December 31, 1999 were as follows:

                                            CUSTODIAN
                         CUSTODIAN FEE   CREDIT RECEIVED
                         -------------   ---------------
Long-Term Fund             $11,391            $5,613
Medium-Term Fund             8,373             4,310
Short-Term Fund             14,339             6,580

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8. CAPITAL SHARE TRANSACTIONS

    Transaction in shares of the Funds for the years ended December 31, 1999 and 1998 are summarized below:

LONG-TERM
                                      1999                       1998
                               SHARES      AMOUNT        SHARES        AMOUNT
                               ------      ------        ------        ------
ADVISER CLASS SHARES
Sold .....................    284,126    $ 2,596,712     499,807    $ 4,212,181
Reinvested from dividends
   and distributions .....     88,326        764,019      10,519         93,202
Redeemed .................   (258,737)    (2,386,405)   (250,398)    (2,085,866)
                             --------    -----------    --------    -----------
Net increase .............    113,715    $   974,326     259,928    $ 2,219,517
                             --------    -----------    --------    -----------

INSTITUTIONAL CLASS SHARES
Sold .....................     83,542        780,974     110,457    $   938,755
Reinvested from dividends
        and distributions      23,231        203,734       2,795         25,126
Redeemed .................    (66,795)      (622,178)    (65,357)      (553,199)
                             --------    -----------    --------    -----------
Net increase .............     39,978    $   362,530      47,895    $   410,682
                             --------    -----------    --------    -----------

Net increase in Fund .....    153,693    $ 1,336,856     307,823    $ 2,630,199
                             --------    -----------    --------    -----------

MEDIUM-TERM
                                      1999                       1998
                               SHARES       AMOUNT       SHARES         AMOUNT
                               ------       ------       ------         ------
Adviser Class Shares
Sold .....................    230,644    $ 2,192,178     487,640    $ 4,563,226
Reinvested from dividends
   and distributions .....    117,747      1,068,630      84,863        806,203
Redeemed .................   (418,915)    (4,031,392)   (415,935)    (3,903,770)
                             --------    -----------    --------    -----------
Net increase - Adviser Class  (70,524)   ($  770,584)    156,568    $ 1,465,659
                             --------    -----------    --------    -----------

Institutional Class Shares
Sold .....................    147,133    $ 1,386,528     121,042    $ 1,162,058
Reinvested from dividends
   and distributions .....     28,550        251,303      14,692        135,897
Redeemed .................    (83,754)      (784,087)    (87,303)      (796,612)
                             --------    -----------    --------    -----------
Net increase - Institutional   91,929    $   853,744      48,431    $   501,343
                             --------    -----------    --------    -----------
Net increase in Fund .....     21,405    $    83,160     204,999    $ 1,967,002
                             --------    -----------    --------    -----------
================================================================================

SHORT-TERM
                                      1999                        1998
                               SHARES      AMOUNT         SHARES       AMOUNT
                               ------      ------         ------       ------
Adviser Class Shares
Sold .....................    210,906    $ 2,217,623     823,411    $ 8,407,160
Reinvested from dividends
   and distributions .....     96,963        964,783      71,806        745,348
Redeemed .................   (583,021)    (6,119,476)   (668,780)    (6,895,655)
                             --------    -----------    --------    -----------
Net increase - Adviser Class (275,152)   ($2,937,070)    226,437    $ 2,256,853
                             --------    -----------    --------    -----------

Institutional Class Shares
Sold .....................    469,584    $ 4,535,703    1,607,353   $16,450,598
Reinvested from dividends
   and distributions .....    129,700      1,293,105      72,869        760,024
Redeemed .................   (308,892)    (2,854,889)   (337,168)    (3,511,068)
                             --------    -----------    --------    -----------
Net increase - Institutional  290,392    $ 2,973,919    1,343,054   $13,699,554
                             --------    -----------    --------    -----------

Net increase in Fund .....     15,240    $    36,849    1,569,491   $15,956,407
                             --------    -----------    --------    -----------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

    Long-term capital gain distributions paid to shareholders by the Funds during the year ended December 31, 1999, whether taken in shares or cash were as follows: Long-Term Fund $617,992, Medium-Term Fund $1,157,639 and Short-Term Fund $1,182,920.


TOMORROW FUNDS RETIREMENT TRUST
Financial Highlights

$ PER SHARE



                                                       NET
                                   NET                 REALIZED     TOTAL       DIVIDENDS   DISTRI-         NET
                                  ASSET                AND          INCOME      FROM        BUTIONS         ASSET
                                VALUE AT   NET         UNREALIZED   FROM        NET         FROM    TOTAL   VALUE AT          NET
                                BEGINNING  INVESTMENT  GAINS ON     INVESTMENT  INVESTMENT  CAPITAL DISTR-  END OF   TOTAL   ASSETS
                                OF PERIOD  INCOME      SECURITIES   OPERATIONS  INCOME      GAINS   BUTIONS PERIOD   RETURN  (000'S)
                                ---------  ------      ----------   ----------  ------      -----   --------------   ------  -------
Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
    through December 31, 1996    $ 6.50    $ 0.04      $ 0.55      $ 0.59      $(0.06)  $  (0.05)  $(0.11)  $ 6.98    9.08%    $978
For the year ended
    December 31, 1997 .......      6.98      0.09        1.62        1.71       (0.08)     (0.63)   (0.71)    7.98    24.50   4,194
For the year ended
    December 31, 1998 .......      7.98      0.10        1.14        1.24       (0.07)     (0.05)   (0.12)    9.10    15.58   7,150
For the year ended
    December 31, 1999 .......      9.10      0.04        0.79        0.83       (0.05)     (0.89)   (0.94)    8.99     9.53   8,086

Institutional Shares
For the period April 2, 1996*
    through December 31, 1996      6.51      0.04        0.55        0.59        0.00      (0.05)    (0.05)   7.05     9.03     282
For the year ended
    December 31, 1997 .......      7.05      0.06        1.69        1.75       (0.10)     (0.63)   (0.73)    8.07    24.84   1,088
For the year ended
    December 31, 1998 .......      8.07      0.13        1.17        1.30       (0.09)     (0.05)   (0.14)    9.23    16.16   1,687
For the year ended
    December 31, 1999 .......      9.23      0.08        0.81        0.89       (0.11)     (0.89)   (1.00)    9.12    10.07   2,031


Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
    through December 31, 1996      7.50      0.04        0.63        0.67       (0.03)     (0.07)   (0.10)    8.07     8.89   3,416
For the year ended
    December 31, 1997 .......      8.07      0.13        1.40        1.53       (0.13)     (0.62)   (0.75)    8.85    18.96  11,987
For the year ended
    December 31, 1998 .......      8.85      0.18        1.22        1.40       (0.15)     (0.42)   (0.57)    9.68    15.94  14,617
For the year ended
    December 31, 1999 .......      9.68      0.17        0.23        0.40       (0.16)     (0.63)   (0.79)    9.29     4.32  13,383

Institutional Shares
For the period April 2, 1996*
    through December 31, 1996      7.53      0.10        0.55        0.65       (0.25)     (0.07)   (0.32)    7.86     8.54     265
For the year ended
    December 31, 1997 .......      7.86      0.24        1.29        1.53       (0.15)     (0.61)   (0.76)    8.63    19.48   1,165
For the year ended
    December 31, 1998 .......      8.63      0.22        1.18        1.40       (0.18)     (0.42)   (0.60)    9.43    16.36   2,276
For the year ended
    December 31, 1999 .......      9.43      0.19        0.24        0.43       (0.21)     (0.63)   (0.84)    9.02     4.77   3,008





                                    RATIOS
                                                                                RATIO INFORMATION
                                                                             ASSUMING NO FEE WAIVERS,
                                                                               REIMBURSEMENTS OR
                                                                                 CUSTODY FEE
                                                   RATIO OF                 EARNINGS CREDIT RECEIVED
                                        RATIO OF   NET                      -------------------------
                                        EXPENSES   INCOME TO                RATIO OF         RATIO OF
                                        TO AVERAGE AVERAGE    PORTFOLIO     EXPENSES         NET INCOME
Long-Term Retirement                     NET       NET        TURNOVER      TO AVERAGE       TO AVERAGE
Adviser Shares                          ASSETS     ASSETS       RATE        NET ASSETS       NET ASSETS
--------------                          ------     ------       ----        ----------       ----------
For the period March 7, 1996*
    through December 31, 1996            1.75%+    1.63%+      25.09%          45.36%+         -41.98%+
For the year ended
    December 31, 1997 .......            1.75%+    1.30        66.64           5.61            -2.56
For the year ended
    December 31, 1998 .......            1.75      1.17        60.96           3.25            -0.33
For the year ended
    December 31, 1999 .......            1.75      0.57       104.49           2.89            -0.57

Institutional Shares
For the period April 2, 1996*
    through December 31, 1996            1.50+     1.97+       25.09          40.49+           -37.02+
For the year ended
    December 31, 1997 .......            1.45      1.67        66.64           7.52            -4.40
For the year ended
    December 31, 1998 .......            1.27      1.64        60.96           4.09            -1.18
For the year ended
    December 31, 1999 .......            1.29      1.03       104.49           3.46            -1.13


Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
    through December 31, 1996            1.75+     1.73+       22.56          15.88+          -12.40+
For the year ended
    December 31, 1997 .......            1.75      1.80        90.67           2.92             0.63
For the year ended
    December 31, 1998 .......            1.75      1.89       155.74           2.23             1.41
For the year ended
    December 31, 1999 .......            1.75      1.63       208.58           2.21             1.17

Institutional Shares
For the period April 2, 1996*
    through December 31, 1996            1.50+     1.96+       22.56          20.86+          -17.40+
For the year ended
    December 31, 1997 .......            1.39      2.33        90.67           4.41            -0.69
For the year ended
    December 31, 1998 .......            1.28      2.38       155.74           2.79             0.87
For the year ended
    December 31, 1999 .......            1.31      2.10       208.58           2.54             0.87




$ PER SHARE



                                                       NET
                                   NET                 REALIZED     TOTAL       DIVIDENDS   DISTRI-         NET
                                  ASSET                AND          INCOME      FROM        BUTIONS         ASSET
                                VALUE AT   NET         UNREALIZED   FROM        NET         FROM    TOTAL   VALUE AT          NET
                                BEGINNING  INVESTMENT  GAINS ON     INVESTMENT  INVESTMENT  CAPITAL DISTR-  END OF   TOTAL   ASSETS
                                OF PERIOD  INCOME      SECURITIES   OPERATIONS  INCOME      GAINS   BUTIONS PERIOD   RETURN  (000'S)
                                ---------  ------      ----------   ----------  ------      -----   --------------   ------  -------

SHORT-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996  $  8.50   $ 0.06     $ 0.72       $ 0.78   $ (0.06)   $ (0.06)  $ (0.12)  $  9.16   8.54%  $4,459
For the year ended
        December 31, 1997 .......     9.16     0.22       1.47         1.69     (0.20)     (0.87)    (1.07)     9.78  18.46   13,786
For the year ended
        December 31, 1998 .......     9.78     0.30       0.89         1.19     (0.26)     (0.22)    (0.48)    10.49  12.22   17,157
For the year ended
        December 31, 1999 .......    10.49     0.33      (0.11)        0.22     (0.29)     (0.43)    (0.72)     9.99   2.12   13,590

Institutional Shares
For the period April 2, 1996*
        through December 31, 1996     8.51     0.00       0.70         0.70      0.00       0.00      0.00      9.21   8.23      304
For the year ended
        December 31, 1997 .......     9.21     0.17       1.55         1.72     (0.24)     (0.87)    (1.11)     9.82  18.69    1,823
For the year ended
        December 31, 1998 .......     9.82     0.34       0.90         1.24     (0.30)     (0.22)    (0.52)    10.54  12.68   16,108
For the year ended
        December 31, 1999 .......    10.54     0.31      (0.06)        0.25     (0.35)     (0.43)    (0.78)    10.01   2.40   18,207




 RATIOS
                                                                                RATIO INFORMATION
                                                                             ASSUMING NO FEE WAIVERS,
                                                                               REIMBURSEMENTS OR
                                                                                 CUSTODY FEE
                                                   RATIO OF                 EARNINGS CREDIT RECEIVED
                                        RATIO OF   NET                      -------------------------
                                        EXPENSES   INCOME TO                RATIO OF         RATIO OF
                                        TO AVERAGE AVERAGE    PORTFOLIO     EXPENSES         NET INCOME
                                         NET       NET        TURNOVER      TO AVERAGE       TO AVERAGE
                                        ASSETS     ASSETS       RATE        NET ASSETS       NET ASSETS
                                        ------     ------       ----        ----------       ----------

SHORT-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996        1.75%+     2.08%+     14.16%         15.68%+         -11.85%+
For the year ended
        December 31, 1997                 1.75      2.41       145.44          2.65             1.51
For the year ended
        December 31, 1998                 1.75      3.00       263.77          1.96             2.79
For the year ended
        December 31, 1999                 1.75      2.87       286.76          1.92             2.70

Institutional Shares
For the period April 2, 1996*
        through December 31, 1996         1.50+     2.31+      14.16          19.10+          -15.29+
For the year ended
        December 31, 1997                 1.44      2.87       145.44          4.01             0.30
For the year ended
        December 31, 1998                 1.45      3.31       263.77          1.64             3.12
For the year ended
        December 31, 1999                 1.46      3.18       286.76          1.62             3.02


+       Annualized
*       Commencement of operations.


                       See notes to financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of:

     TOMORROW LONG-TERM RETIREMENT FUND
     TOMORROW MEDIUM-TERM RETIREMENT FUND
     TOMORROW SHORT-TERM RETIREMENT FUND

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and the period from March 7, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian . As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period t hen ended and the period from March 7, 1996 to December 31, 1996, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
New York, New York
January 20, 2000

                                 TOMORROW FUNDS
                                 --------------
                      R E T I R E M E N T    T R U S T

                         A Lifecycle Retirement Program


                     --------------------------------------


                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
                                 (800) 223-3332


INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Graham E. Jones


OFFICERS
ROGER J. WEISS
  Chairman of the Board, President and Trustee
RONALD M. HOFFNER
  Executive Vice President and Treasurer
JOSEPH J. REARDON
  Vice President and Secretary
DANIEL CARDELL
  Vice President
DANIEL S. VANDIVORT
  Vice President
STEVEN M. PIRES
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, NY  10154



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.